Related parties - Summary of key management personnel compensation (Supervisory Board) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [table]
Total compensation	€ 17,567	€ 13,140
Supervisory Board [member]
Disclosure of key management personnel compensation [table]
Total compensation	€ 994	€ 1,042